Segments - Summary of Residential and Commercial Segment Reporting Information (Parenthetical) (Detail) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 16, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Segment Reporting Information [Line Items]
Business acquisition acquisition costs completed acquistions		$ 100	$ 500	$ 900	$ 3,700
Inventory step up adjustments relating to business acquisitions		100,000	0	600,000	0	$ 0	$ 2,400,000
legal expenses		400,000	200,000	400,000	800,000	900,000	1,500,000
Costs of reduction in workforce		400,000		400,000
Capital structure transaction costs		(37,538,000)		(37,538,000)	0		(367,000)
Tangible and intangible asset impairment costs						0	900,000
Inventory revaluation						0	11,800,000
Business acquisition acquisition costs completed acquistions		182,000	521,000	1,538,000	3,656,000	4,110,000	7,361,000
Cost related to change in estimated warranty obligation							2,100,000
Other miscellaneous expenses						0	600,000
Business Transformation Costs [Member]
Segment Reporting Information [Line Items]
Consulting and other costs		0	700,000	0	3,900,000	4,300,000	0
Compensation costs for transformation		100,000	200,000	400,000	1,900,000	2,300,000	200,000
Relocation costs			0		1,800,000	2,000,000
Start up costs		0	1,400,000	0	2,900,000	5,300,000
Operations related integration costs		0	500,000	0	2,100,000	2,700,000	5,600,000
IPO [Member]
Segment Reporting Information [Line Items]
Costs related to an incentive plan		1,800,000	$ 100,000	2,200,000	200,000
2021 Senior Notes [Member]
Segment Reporting Information [Line Items]
Capital structure transaction costs		(1,900,000)		(1,900,000)
2025 Senior Notes [Member]
Segment Reporting Information [Line Items]
Capital structure transaction costs	$ (35,600,000)	$ (35,600,000)		(35,600,000)
Insurance Claims [Member]
Segment Reporting Information [Line Items]
Income from insurance recovery of legal loss				$ 0	$ 7,700,000	$ 7,700,000	$ 0	$ 7,700,000